Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Accumulated Other Comprehensive Income	The following table presents the changes in accumulated other comprehensive income for the years ended December 31, 2018, 2017 and 2016:

	Year ended December 31,
	2018	2017	2016
	(dollars in thousands)
Beginning Balance	$(1,107)	$(1,318)	$(212)
Accumulated Other comprehensive income (loss) before reclassifications, net of $171, ($185) and $359 tax effect, respectively	(587)	356	(772)
Amounts reclassified from accumulated other comprehensive income, net of $0, ($4), and $210 tax effect, respectively	—	10	(334)
Net current-period other comprehensive loss	(587)	366	(1,106)
Tax Cuts and Jobs Act of 2017, reclassification from AOCI to retained earnings, tax effect	—	(155)	—
Ending Balance	$(1,694)	$(1,107)	$(1,318)

Computation of Weighted Average Shares Used in the Calculation of Basic and Dilutive Earnings Per Share

The computation of weighted average shares used in the calculation of basic and dilutive earnings per share is summarized below:

	2018	2017	2016
Weighted average number of common shares used in computing basic net income per common share	7,087,581	7,281,408	7,383,686
Effect of dilutive stock options	—	753	108
Weighted average number of common shares and dilutive potential common shares used in computing diluted net income per common share	7,087,581	7,282,160	7,383,794